Prospectus Supplement

January 24, 2011

The Universal Institutional Funds, Inc.

Supplement dated January 24, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2010 of:

Mid Cap Growth Portfolio (Class I)

The Board of Directors of the Universal Institutional Funds, Inc. (the "Fund") has approved closing the Mid Cap Growth Portfolio (the "Portfolio"), a series of the Fund, to new investors. Consequently, the Portfolio will suspend the offering of its shares to new investors at the close of business on March 31, 2011. The Fund may continue to offer shares of the Portfolio to existing shareholders.

Please retain this supplement for future reference.

Prospectus Supplement

January 24, 2011

The Universal Institutional Funds, Inc.

Supplement dated January 24, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2010 of:

Mid Cap Growth Portfolio (Class II)

The Board of Directors of the Universal Institutional Funds, Inc. (the "Fund") has approved closing the Mid Cap Growth Portfolio (the "Portfolio"), a series of the Fund, to new investors. Consequently, the Portfolio will suspend the offering of its shares to new investors at the close of business on March 31, 2011. The Fund may continue to offer shares of the Portfolio to existing shareholders.

Please retain this supplement for future reference.